Putnam VT Income Fund
The fund's portfolio
9/30/24 (Unaudited)

CORPORATE BONDS AND NOTES (42.0%)(a)
	Principal amount	Value
Banking (8.5%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	$200,000	$199,251
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	204,982
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	200,000	235,629
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	199,111
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	200,000	221,398
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	245,951
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	40,000	40,011
Bank of America Corp. sr. unsec. FRB 5.468%, 1/23/35	50,000	52,599
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	195,000	176,831
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	100,000	105,580
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	550,000	508,577
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 5.968%, 9/15/26	100,000	100,280
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	331,462
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	100,000	102,549
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	75,000	76,927
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	317,000	315,371
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	207,762
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	70,000	73,041
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	90,000	86,848
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	105,000	105,946
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	20,797
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	64,000	63,368
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	76,000	81,123
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	500,000	500,779
Citizens Bank NA sr. unsec. unsub. FRN 5.284%, 1/26/26	250,000	249,816
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	200,000	211,044
Credit Agricole SA 144A jr. unsec. sub. notes 8.125%, 12/23/25 (France)	200,000	205,975
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	240,835
Danske Bank A/S 144A sr. unsec. FRN 6.466%, 1/9/26 (Denmark)	200,000	200,679
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	200,000	199,202
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	60,000	60,779
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	115,000	122,289
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	107,000	111,917
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	200,000	206,206
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	210,000	187,361
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	429,000	426,351
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.38%, 5/15/47	63,000	56,987
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	87,000	84,385
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.294%, 7/22/35	221,000	230,577
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	155,000	160,667
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	380,000	403,060
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	300,000	276,010
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	46,000	45,993
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	305,000	227,184
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	203,590
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	350,000	345,216
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	140,000	145,512
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	140,305
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	200,000	215,467
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	200,000	215,062
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	176,661
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	120,000	126,464
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	105,000	104,607
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	247,000	248,115
UBS Group AG 144A jr. unsec. sub. bonds 6.85%, 9/10/54 (Switzerland)	400,000	407,500
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	370,000	467,825
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	245,458
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	260,000	219,491
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	50,000	48,627
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	125,000	130,080
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	495,000	571,915
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	185,000	175,257

		12,350,642
Basic materials (1.4%)
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	90,000	96,264
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	5,000	5,392
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	14,000	14,858
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	73,000	75,670
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	65,000	61,366
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	227,000	213,732
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	135,000	139,770
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 5.25%, 9/1/29	120,000	121,710
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	20,000	20,885
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	70,000	76,140
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27	124,000	122,871
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	245,000	243,132
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	150,000	147,352
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	75,000	75,333
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	20,000	14,209
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	35,000	30,713
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	44,000	43,232
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	25,000	23,269
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	95,000	94,743
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	135,000	132,781
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.30%, 5/15/50	50,000	36,844
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	122,622
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	46,083
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	32,000	37,075

		1,996,046
Capital goods (2.5%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	200,000	209,799
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	13,000	13,328
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	3,000	2,998
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	155,000	145,562
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	104,000	100,109
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	115,000	78,707
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	45,000	43,504
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	357,000	343,921
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	205,000	139,336
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	55,000	57,777
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54	80,000	87,867
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34	45,000	48,314
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	40,000	42,097
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	20,000	20,662
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27	355,000	363,099
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	16,000	17,511
Howmet Aerospace, Inc. sr. unsec. unsub. notes 4.85%, 10/15/31	58,000	59,240
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	142,000	134,764
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	138,000	137,014
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29	320,000	334,257
Northrop Grumman Corp. sr. unsec. bonds 5.25%, 5/1/50	45,000	46,002
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	125,000	125,719
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	15,000	13,900
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	335,000	347,107
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	30,000	31,200
RTX Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54	50,000	59,078
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	370,000	369,165
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	40,000	41,075
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	22,000	20,165
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	110,000	107,141
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	93,000	96,188

		3,636,606
Communication services (2.6%)
American Tower Corp. sr. unsec. bonds 5.55%, 7/15/33(R)	250,000	262,127
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	195,000	174,174
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	48,000	44,409
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)	118,000	115,570
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	162,000	136,623
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	313,670
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	83,000	73,928
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	57,000	56,922
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	135,000	102,269
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	172,000	165,838
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	130,000	127,456
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29(R)	230,000	233,882
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)	25,000	22,759
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	193,000	182,227
Equinix, Inc. sr. unsec. sub. notes 2.50%, 5/15/31(R)	70,000	61,866
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	90,000	91,871
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	100,000	84,014
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	38,000	35,278
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	149,000	162,798
T-Mobile USA, Inc. company guaranty sr. bonds 4.50%, 4/15/50	261,000	232,314
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,809
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	115,000	122,329
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	255,000	261,491
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	155,000	178,448
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.272%, 1/15/36	150,000	143,412
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	83,046
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	117,000	117,663
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	250,000	233,313

		3,826,506
Consumer cyclicals (3.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	260,000	254,500
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	134,000	123,595
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	453,000	291,531
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	101,000	89,446
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	16,000	15,940
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	104,000	102,376
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	50,000	51,635
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	141,000	143,031
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	18,000	16,222
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	60,000	57,203
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	96,000	100,969
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	96,000	99,842
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	102,000	105,170
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	22,000	22,545
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	8,000	8,631
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	20,000	20,686
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	50,000	49,912
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	295,000	316,624
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	41,000	42,253
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	150,000	151,669
Moody's Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	109,910
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	66,000	64,542
Moody's Corp. sr. unsec. sub. bonds 5.00%, 8/5/34	13,000	13,316
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	36,000	38,142
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	27,000	27,938
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	310,000	326,276
Owens Corning sr. unsec. sub. bonds 5.70%, 6/15/34	80,000	84,979
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43	20,000	14,806
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	230,000	218,465
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	55,000	52,247
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	31,000	29,671
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 5/15/33	95,000	104,556
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	70,000	64,661
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28	65,000	66,518
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	41,000	35,003
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	400,000	393,550
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	187,661
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	28,000	30,372
Target Corp. sr. unsec. unsub. notes 4.50%, 9/15/34	180,000	180,087
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	145,000	140,772
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	73,000	72,642
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	274,000	243,493

		4,563,387
Consumer finance (1.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	245,000	221,192
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	150,000	153,372
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)	150,000	155,571
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	40,000	40,159
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	260,000	244,548
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	75,000	78,708
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	50,000	50,966
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	210,000	214,622
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	132,000	150,068
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	225,000	184,410
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	305,000	310,635
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	140,000	145,661
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	91,000	91,131

		2,041,043
Consumer staples (1.5%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	200,000	210,787
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	198,552
Conagra Brands, Inc. sr. unsec. bonds 5.30%, 11/1/38	65,000	65,289
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	83,000	99,230
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	88,000	93,549
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	5,000	4,991
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	40,000	39,262
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29	250,000	241,468
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)	65,000	72,054
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	19,000	19,697
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	157,000	146,214
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	315,000	326,179
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	21,000	21,736
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	24,000	24,682
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26	245,000	246,711
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	46,000	46,428
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	296,000	307,151

		2,163,980
Energy (2.2%)
6297782 LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	56,000	56,563
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	180,000	180,548
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	122,000	120,287
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	149,000	169,359
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	195,000	192,456
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	89,000	79,657
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	45,000	50,717
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	50,000	52,978
DCP Midstream Operating LP company guaranty sr. unsec. notes 8.125%, 8/16/30	85,000	100,018
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	75,000	80,924
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	210,000	212,590
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	109,000	118,606
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	235,000	267,185
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	79,000	80,259
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	65,000	66,127
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	155,000	155,048
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	205,000	220,818
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	93,000	98,481
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	29,000	29,930
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	23,000	23,095
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	142,482
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	220,000	220,126
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	205,000	203,625
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	272,000	285,306

		3,207,185
Financial (0.7%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	145,000	164,204
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	20,000	19,990
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	199,675
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	118,000	98,003
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	49,000	49,411
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	200,000	200,466
Intercontinental Exchange, Inc. sr. unsec. notes 3.65%, 5/23/25	20,000	19,864
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	55,000	55,081
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	75,000	80,322
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	110,000	106,893
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	41,000	44,112
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	21,000	22,162

		1,060,183
Health care (3.8%)
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	61,000	63,739
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	212,000	220,496
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	218,000	212,386
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	75,000	79,228
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	98,000	103,163
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	273,000	284,929
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	45,000	41,538
Biogen, Inc. sr. unsec. bonds 3.25%, 2/15/51	105,000	73,916
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	145,000	129,543
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	39,000	40,324
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	75,000	70,798
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	11,981	12,188
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	86,494	81,055
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	335,000	312,294
Elevance Health, Inc. sr. unsec. unsub. bonds 5.125%, 2/15/53	65,000	63,828
Elevance Health, Inc. sr. unsec. unsub. notes 2.25%, 5/15/30	215,000	192,616
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	70,000	70,133
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	225,000	229,309
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	35,000	35,271
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	66,000	66,095
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	30,000	29,539
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	54,000	57,096
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	41,000	42,739
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	50,000	46,251
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	95,000	95,040
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	165,000	172,122
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	200,000	210,277
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	105,000	105,717
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	205,000	173,088
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	237,755
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	120,000	124,255
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	240,000	244,716
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	57,000	57,858
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	120,000	131,058
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	103,000	105,706
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	82,000	84,138
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	25,000	24,684
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	15,000	13,605
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	170,000	174,548
Thermo Fisher Scientific, Inc. sr. unsec. notes 2.60%, 10/1/29	135,000	126,127
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.75%, 7/15/45	50,000	48,508
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 2.90%, 5/15/50	160,000	112,165
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	370,000	368,669
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	110,000	103,678
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	225,000	249,347
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	74,000	65,432

		5,586,967
Insurance (1.6%)
Athene Global Funding 144A notes 5.526%, 7/11/31	201,000	206,698
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	35,000	37,344
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	113,000	118,339
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	65,000	66,515
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	125,000	132,197
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	70,048
CNO Global Funding 144A notes 4.95%, 9/9/29	175,000	175,753
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	100,000	97,457
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29	305,000	314,919
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	60,000	61,837
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	220,000	222,720
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	89,000	59,672
Liberty Mutual Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 6/15/52	200,000	197,169
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	194,000	196,110
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	29,000	21,075
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	125,000	128,009
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	170,000	203,041

		2,308,903
Investment banking/Brokerage (1.7%)
Ares Capital Corp. sr. unsec. notes 5.95%, 7/15/29	58,000	59,564
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	35,000	36,442
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	175,000	172,521
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	112,000	106,759
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	142,730
Goldman Sachs Group, Inc. (The) jr. unsec. sub. bonds Ser. Y, 6.125%, 9/26/54	345,000	347,358
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	353,000	351,017
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	35,000	35,892
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	60,000	63,020
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	760,000	752,554
Morgan Stanley unsec.sub. notes 5.297%, 4/20/37	314,000	316,473
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	65,629

		2,449,959
Real estate (0.8%)
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	24,000	23,656
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31(R)	130,000	137,971
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	60,000	66,290
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	88,000	88,425
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34(R)	110,000	112,872
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	54,000	48,779
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34(R)	$70,000	$73,372
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	58,000	58,271
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 9/1/26(R)	145,000	144,452
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29(R)	410,000	393,018
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	22,000	21,475

		1,168,581
Technology (3.6%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	95,000	99,518
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	468,000	449,862
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	18,000	18,845
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	27,000	27,929
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	122,000	121,203
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	158,000	156,085
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	240,000	247,314
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	400,000	399,840
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	75,000	79,634
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	105,000	110,311
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	5,000	6,767
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	118,000	119,159
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	49,000	46,032
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	80,000	76,425
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	117,000	114,943
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	59,000	58,435
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	118,000	117,794
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	101,000	100,764
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	67,000	72,043
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	68,000	71,380
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	60,000	65,821
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	297,000	311,387
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	80,000	85,517
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	273,000	286,686
Meta Platforms, Inc. sr. unsec. notes 4.75%, 8/15/34	80,000	81,687
MSCI, Inc. 144A company guaranty sr. unsec. bonds 3.25%, 8/15/33	250,000	220,259
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	109,000	102,635
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	44,297
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	475,000	392,955
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	45,000	40,960
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	130,000	125,019
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38	55,000	62,600
Oracle Corp. sr. unsec. unsub. bonds 4.30%, 7/8/34	80,000	77,456
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	110,000	90,379
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	127,000	85,482
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	128,000	89,432
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	110,000	100,830
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	240,000	206,010
Xilinx, Inc. company guaranty sr. unsec. sub. notes 2.375%, 6/1/30	320,000	290,707

		5,254,402
Transportation (0.7%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	133,000	130,402
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	110,000	110,077
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	200,000	204,040
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.55%, 4/3/34 (Ireland)	360,000	371,806
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	130,000	137,482

		953,807
Utilities and power (5.9%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	140,000	134,392
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	108,098
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	75,000	76,821
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	45,000	47,506
American Electric Power Co., Inc. sr. unsec. unsub. bonds 3.25%, 3/1/50	100,000	70,874
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	210,000	209,884
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	65,000	57,147
Berkshire Hathaway Energy Co. sr. unsec. bonds 4.25%, 10/15/50	100,000	85,545
CenterPoint Energy Resources Corp. sr. unsec. unsub. bonds 5.40%, 7/1/34	115,000	119,662
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	1,000	1,075
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	85,000	76,137
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	106,000	122,696
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	44,000	48,386
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	43,000	45,538
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	545,000	569,050
Dominion Energy, Inc. sr. unsec. unsub. bonds 4.90%, 8/1/41	135,000	127,568
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	145,000	147,477
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	90,000	92,828
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	21,000	22,190
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	54,522
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	29,000	30,283
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	25,000	25,521
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	174,942
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	65,000	67,893
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	97,000	95,020
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	200,000	241,971
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	95,000	93,421
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	79,839
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	95,000	94,927
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	200,000	233,203
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	182,000	186,688
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	36,549
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	125,000	123,677
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	30,000	30,922
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	21,918
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	60,000	63,404
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	165,000	168,993
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	165,000	171,113
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	90,000	91,590
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	225,000	236,127
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	280,000	290,228
FirstEnergy Transmission, LLC 144A sr. unsec. notes 4.55%, 1/15/30	45,000	45,413
Florida Power & Light Co. sr. bonds 4.125%, 2/1/42	203,000	183,530
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	10,000	10,488
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	270,000	277,654
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	101,565
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	83,223
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	70,000	70,303
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	100,000	98,639
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	230,000	238,263
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	191,000	184,348
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	95,000	92,705
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	170,968
Oncor Electric Delivery Co., LLC sr. notes 3.70%, 11/15/28	90,000	88,625
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	100,000	93,736
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	75,000	85,575
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	64,000	67,765
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	145,000	131,950
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	45,000	47,540
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	190,000	183,408
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	120,756
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	160,000	165,591
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	50,000	52,467
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	85,000	91,267
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	10,000	10,493
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	210,000	212,291
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	120,000	123,237
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	80,000	85,556
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	82,000	80,419
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	465,000	455,799
Xcel Energy, Inc. sr. unsec. bonds 5.45%, 8/15/33	170,000	176,612

		8,605,811

Total corporate bonds and notes (cost $61,403,613)		$61,174,008

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (31.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (12.8%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$1,114,333	$1,153,197
5.50%, with due dates from 6/20/53 to 4/20/54	1,722,693	1,752,225
5.00%, TBA, 10/1/54	3,000,000	3,005,272
5.00%, with due dates from 5/20/48 to 6/20/48	254,996	259,192
4.50%, TBA, 10/1/54	3,000,000	2,962,561
4.50%, with due dates from 7/20/47 to 5/20/48	1,032,417	1,034,272
4.00%, TBA, 10/1/54	2,000,000	1,933,846
4.00%, with due dates from 2/20/48 to 5/20/48	651,083	623,812
3.50%, with due dates from 11/15/47 to 11/20/49	693,451	658,636
3.00%, 2/20/53	1,036,283	948,564
2.50%, with due dates from 9/20/52 to 2/20/53	4,925,179	4,346,323

		18,677,900
U.S. Government Agency Mortgage Obligations (19.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	387,249	398,073
5.50%, with due dates from 9/1/53 to 11/1/53	1,799,329	1,835,163
4.50%, with due dates from 8/1/44 to 3/1/45	215,733	218,722
4.00%, 9/1/45	289,870	286,959
3.50%, with due dates from 8/1/43 to 2/1/47	1,048,654	1,000,403
3.00%, with due dates from 3/1/43 to 6/1/46	575,371	531,259
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 9/1/53 to 11/1/53	1,028,083	1,048,440
5.28%, 12/1/28	226,000	235,666
5.00%, 3/1/38	3,409	3,513
4.50%, with due dates from 7/1/44 to 5/1/45	473,500	476,125
4.00%, with due dates from 9/1/45 to 6/1/46	476,525	466,139
3.50%, with due dates from 6/1/56 to 9/1/57	1,944,625	1,810,481
3.50%, 7/1/43	191,738	182,946
3.00%, with due dates from 9/1/42 to 4/1/52	3,017,299	2,767,459
2.00%, 1/1/51	1,175,739	978,484
2.00%, 2/1/37	917,331	844,534
Uniform Mortgage-Backed Securities
6.50%, TBA, 10/1/54	3,000,000	3,093,148
5.00%, TBA, 10/1/54	4,000,000	3,997,969
2.50%, TBA, 10/1/54	1,000,000	863,321
2.00%, TBA, 10/1/54	7,000,000	5,788,117
1.50%, TBA, 10/1/39	1,000,000	892,722

		27,719,643

Total U.S. government and agency mortgage obligations (cost $46,724,145)		$46,397,543

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.375%, 5/15/27(i)	$113,000	$110,607

Total U.S. treasury obligations (cost $110,607)		$110,607

MORTGAGE-BACKED SECURITIES (18.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (4.2%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.43%, 10/25/53	$183,719	$185,154
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	140,162	11,508
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	39,989	1,124
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	454,310	89,971
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.837%, 4/15/37	63,053	74,924
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	3,702,158	710,952
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.49%, 3/15/35	79,236	86,396
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.655%, 1/25/50	3,594,112	466,998
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	1,407	1,185
REMICs Ser. 3391, PO, zero %, 4/15/37	11,125	9,651
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	3,612	3,146
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	665,490	91,532
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	273,704	43,729
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	770,043	97,811
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	3,511,416	592,288
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 1.005%, 4/25/40	224,742	28,519
Interest Strip Ser. 372, Class 1, PO, zero %, 8/25/36	6,768	5,628
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.495%, 4/20/51(WAC)	233,453	234,669
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	259,208	28,159
Ser. 14-180, IO, 5.00%, 12/20/44	774,341	153,787
Ser. 14-76, IO, 5.00%, 5/20/44	223,552	45,395
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	692,550	137,141
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	625,600	116,953
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,368,889	245,011
Ser. 12-136, IO, 3.50%, 11/20/42	578,549	80,613
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	408,551	65,253
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	170,966	10,465
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	273,453	11,725
Ser. 16-H11, Class HI, IO, 2.037%, 1/20/66(WAC)	897,584	20,372
FRB Ser. 15-H16, Class XI, IO, 2.022%, 7/20/65(WAC)	616,131	35,076
IFB Ser. 23-66, Class PS, IO, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.011%, 5/20/53	453,574	495,935
Ser. 15-H12, Class GI, IO, 1.858%, 5/20/65(WAC)	1,406,868	49,627
Ser. 15-H12, Class AI, IO, 1.851%, 5/20/65(WAC)	1,161,221	26,018
Ser. 15-H20, Class AI, IO, 1.84%, 8/20/65(WAC)	682,238	18,581
Ser. 15-H10, Class CI, IO, 1.825%, 4/20/65(WAC)	849,392	23,480
Ser. 15-H12, Class EI, IO, 1.704%, 4/20/65(WAC)	1,806,722	44,946
Ser. 17-H18, Class CI, IO, 1.699%, 9/20/67(WAC)	1,305,288	100,377
Ser. 15-H13, Class AI, IO, 1.664%, 6/20/65(WAC)	1,571,071	74,937
Ser. 17-H12, Class QI, IO, 1.642%, 5/20/67(WAC)	1,277,990	47,991
Ser. 15-H25, Class AI, IO, 1.621%, 9/20/65(WAC)	1,412,840	27,555
Ser. 15-H01, Class CI, IO, 1.598%, 12/20/64(WAC)	324,818	8,082
Ser. 14-H11, Class GI, IO, 1.519%, 6/20/64(WAC)	3,035,510	81,704
Ser. 10-H19, Class GI, IO, 1.464%, 8/20/60(WAC)	683,805	23,946
Ser. 17-H08, Class NI, IO, 1.391%, 3/20/67(WAC)	1,604,770	56,388
Ser. 16-H23, Class NI, IO, 1.364%, 10/20/66(WAC)	2,738,195	125,415
Ser. 19-H02, Class DI, IO, 1.34%, 11/20/68(WAC)	1,951,544	102,493
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.225%, 8/20/50	3,760,544	605,161
Ser. 16-H24, Class JI, IO, 1.20%, 11/20/66(WAC)	621,064	34,739
Ser. 17-H10, Class MI, IO, 1.131%, 4/20/67(WAC)	1,663,717	48,982
IFB Ser. 19-123, Class SL, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.075%, 10/20/49	981,689	119,223
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.989%, 9/16/44	619,692	94,835
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.925%, 10/20/49	125,172	16,703
IFB Ser. 19-119, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.839%, 9/16/49	1,300,175	197,441
Ser. 15-H25, Class CI, IO, 0.414%, 10/20/65(WAC)	902,756	36,405
Ser. 15-H04, Class AI, IO, 0.234%, 12/20/64(WAC)	1,339,268	45,069

		6,191,168
Commercial mortgage-backed securities (7.2%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.397%, 6/15/36	273,116	271,921
Banc of America Commercial Mortgage Trust FRB Ser. 15-UBS7, Class B, 4.48%, 9/15/48(WAC)	483,000	447,311
BANK FRB Ser. 18-BN13, Class XA, IO, 0.60%, 8/15/61(WAC)	6,856,159	100,834
Barclays Commercial Mortgage Trust 144A FRB Ser. 19-C5, Class F, 2.702%, 11/15/52(WAC)	234,000	147,236
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.479%, 12/16/36 (Cayman Islands)	227,157	226,803
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.199%, 11/16/38 (Cayman Islands)	113,828	113,508
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	29,241	27,072
Citigroup Commercial Mortgage Trust Ser. 14-GC25, Class AS, 4.017%, 10/10/47	122,000	121,826
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.941%, 5/10/47(WAC)	227,000	208,279
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	105,406	99,000
FRB Ser. 14-UBS6, Class C, 4.508%, 12/10/47(WAC)	83,000	78,787
FRB Ser. 15-CR23, Class C, 4.408%, 5/10/48(WAC)	293,000	272,355
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	276,000	272,588
FRB Ser. 15-CR23, Class XA, IO, 0.952%, 5/10/48(WAC)	3,479,219	8,247
FRB Ser. 14-UBS6, Class XA, IO, 0.806%, 12/10/47(WAC)	4,046,779	68
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.308%, 5/15/45(WAC)	81,374	65,914
FRB Ser. 13-CR13, Class D, 5.113%, 11/10/46(WAC)	389,000	239,239
FRB Ser. 14-CR17, Class D, 5.005%, 5/10/47(WAC)	198,000	158,057
FRB Ser. 14-CR19, Class D, 4.722%, 8/10/47(WAC)	89,892	84,115
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.03%, 1/15/49(WAC)	2,979,916	381
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.355%, 4/15/50(WAC)	105,000	93,526
FRB Ser. 15-C3, Class XA, IO, 0.80%, 8/15/48(WAC)	12,584,593	30,252
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.821%, 12/15/49(WAC)	5,700,703	57,910
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.533%, 8/10/44(WAC)	271,948	246,378
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.28%, 11/25/51	337,000	342,683
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63(WAC)	3,495,404	175,368
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	222,816	210,457
GS Mortgage Securities Trust
FRB Ser. 15-GS1, Class XA, IO, 0.90%, 11/10/48(WAC)	18,725,578	106,756
FRB Ser. 14-GC22, Class XA, IO, 0.746%, 6/10/47(WAC)	2,764,131	57
FRB Ser. 13-GC13, Class XA, IO, zero %, 7/10/46(WAC)	4,885,847	49
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.594%, 9/10/47(WAC)	154,000	70,165
FRB Ser. 11-GC5, Class XA, IO, 0.088%, 8/10/44(WAC)	559,700	6
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C12, Class C, 4.071%, 7/15/45(WAC)	119,048	111,221
FRB Ser. 14-C25, Class XA, IO, 0.897%, 11/15/47(WAC)	1,493,256	27
FRB Ser. 14-C22, Class XA, IO, 0.539%, 9/15/47(WAC)	1,709,471	26
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. C14, Class D, 4.173%, 8/15/46(WAC)	191,000	140,471
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class XA, IO, 1.302%, 4/15/46(WAC)	141,026	4
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45(WAC)	138,000	125,407
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	194,249	182,426
FRB Ser. 12-LC9, Class D, 3.686%, 12/15/47(WAC)	127,000	110,111
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	498,000	78,477
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.68%, 7/12/50(WAC)	5,871,277	177,992
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 15-C25, Class AS, PO, 4.069%, 10/15/48	$214,000	$208,209
FRB Ser. 15-C27, Class C, 4.635%, 12/15/47(WAC)	390,000	372,555
FRB Ser. 14-C16, Class B, 4.442%, 6/15/47(WAC)	138,095	132,166
FRB Ser. 15-C23, Class B, 4.275%, 7/15/50(WAC)	355,000	349,410
FRB Ser. 15-C25, Class XA, IO, 1.175%, 10/15/48(WAC)	4,501,720	22,279
FRB Ser. 15-C26, Class XA, IO, 1.103%, 10/15/48(WAC)	3,845,395	11,777
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C10, Class F, 4.115%, 7/15/46(WAC)	273,000	18,351
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.94%, 10/15/51(WAC)	205,000	192,141
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	412,000	379,193
Ser. 15-UBS8, Class A4, 3.809%, 12/15/48	88,000	86,597
FRB Ser. 16-BNK2, Class XA, IO, 1.08%, 11/15/49(WAC)	3,172,812	45,968
FRB Ser. 16-UB12, Class XA, IO, 0.783%, 12/15/49(WAC)	8,416,016	89,590
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.107%, 7/15/49(WAC)	77,656	75,982
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.145%, 3/25/50	389,808	395,432
FRB Ser. 19-01, Class M10, 8.645%, 10/25/49	227,083	228,747
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL10, Class AS, 7.925%, 10/25/39	243,000	243,608
FRB Ser. 22-FL8, Class AS, 7.363%, 1/25/37	379,000	378,479
FRB Ser. 22-FL8, Class A, 6.913%, 1/25/37	86,966	86,819
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 7.719%, 5/19/38 (Bermuda)	168,565	169,038
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	859,373	66
UBS Commercial Mortgage Trust
Ser. 17-C7, Class A4, 3.679%, 12/15/50	128,000	124,674
FRB Ser. 19-C17, Class XA, IO, 1.578%, 10/15/52(WAC)	5,637,174	319,785
FRB Ser. 17-C7, Class XA, IO, 1.132%, 12/15/50(WAC)	4,091,976	104,814
FRB Ser. 18-C12, Class XA, IO, 1.02%, 8/15/51(WAC)	4,257,757	115,867
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.229%, 6/16/36	13,932	13,916
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48(WAC)	13,566	38
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	148,000	143,455
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	122,000	112,723
FRB Ser. 19-C50, Class XA, IO, 1.571%, 5/15/52(WAC)	2,231,765	104,799
FRB Ser. 17-C41, Class XA, IO, 1.302%, 11/15/50(WAC)	3,128,523	89,861
FRB Ser. 18-C43, Class XA, IO, 0.724%, 3/15/51(WAC)	13,091,191	224,290
FRB Ser. 15-LC20, Class XB, IO, 0.641%, 4/15/50(WAC)	13,766,000	34,368
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	74,909	9,431
Ser. 19-C53, Class D, 2.50%, 10/15/52	218,000	161,815
WF-RBS Commercial Mortgage Trust
Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	89,484	85,716
FRB Ser. 14-C24, Class XA, IO, 0.932%, 11/15/47(WAC)	2,625,928	55
FRB Ser. 14-C22, Class XA, IO, 0.629%, 9/15/57(WAC)	2,245,663	31
FRB Ser. 13-C14, Class XA, IO, 0.476%, 6/15/46(WAC)	356,813	3
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 13-C15, Class D, 4.327%, 8/15/46(WAC)	322,000	135,053

		10,470,411
Residential mortgage-backed securities (non-agency) (7.4%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	620,514	638,300
Angel Oak Mortgage Trust 144A Ser. 23-3, Class A1, 4.80%, 9/26/67	97,272	96,482
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	330,000	305,851
BRAVO Residential Funding Trust 144A
Ser. 23-NQM8, Class A1, 6.394%, 10/25/63	115,716	117,670
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64(STP)	134,502	136,769
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	353,000	334,444
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	332,000	311,034
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (CME Term SOFR 1 Month + 0.41%), 5.269%, 8/25/35	42,546	40,775
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, perpetual maturity	129,275	129,365
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	595,614	610,034
Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	136,861	134,264
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	179,000	173,671
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.395%, 12/25/28	204,518	215,978
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	349,085	340,646
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 10.53%, 3/25/42	911,000	988,215
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.58%, 8/25/42	7,074	7,244
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.38%, 10/25/33	32,145	32,918
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.363%, 3/25/43	36,202	36,677
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 7.13%, 11/25/43	16,982	17,120
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.13%, 1/25/42	17,000	17,249
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.08%, 11/25/41	108,000	109,206
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.93%, 1/25/34	6,228	6,261
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 6.78%, 10/25/41	63,000	63,378
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.58%, 2/25/42	3,969	3,978
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.28%, 1/25/42	103,261	103,049
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 6.23%, 12/25/41	17,968	17,922
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 6.08%, 10/25/41	3,255	3,251
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	235,000	227,460
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust IFB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 8.78%, 3/25/42	19,000	19,992
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 8.38%, 3/25/42	19,000	19,814
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.83%, 7/25/42	13,448	13,812
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 7.663%, 12/25/42	9,180	9,434
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 7.58%, 1/25/43	18,234	18,614
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.545%, 11/25/39	39,275	39,541
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.98%, 7/25/43	11,330	11,378
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.93%, 12/25/41	24,000	24,192
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 6.493%, 9/25/44	59,000	59,148
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 6.393%, 9/25/44	22,000	22,066
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.38%, 5/25/44	9,844	9,849
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	91,660	91,110
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	31,901	31,016
Imperial Fund Mortgage Trust 144A Ser. 22-NQM7, Class A1, 7.369%, 11/25/67	311,267	316,056
JP Morgan Mortgage Trust 144A FRB Ser. 23-HE3, Class A1, (US 30 Day Average SOFR + 1.60%), 6.946%, 5/25/54	433,309	436,667
JPMorgan Mortgage Trust 144A FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 6.693%, 2/25/55	243,000	243,465
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.659%, 8/26/47(WAC)	74,240	74,372
Morgan Stanley Residential Mortgage Loan Trust 144A FRB Ser. 24-4, Class AF, (US 30 Day Average SOFR + 1.35%), 6.693%, 9/25/54	167,000	167,319
New Residential Mortgage Loan Trust 144A FRB Ser. 20-NQM2, Class A2, 2.891%, 5/24/60(WAC)	212,000	195,941
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	140,156	139,035
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	405,949	414,771
Onslow Bay Financial, LLC Trust 144A Ser. 22-NQM7, Class A1, 5.35%, 8/25/62	253,681	252,660
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	581,649	587,522
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	464,000	437,399
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	116,000	109,066
Towd Point Mortgage Trust 144A Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	153,000	131,982
Verus Securitization Trust 144A
FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	415,180	419,126
Ser. 20-INV1, Class A3, 4.889%, 3/25/60(WAC)	100,000	100,470
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	121,124	120,766
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 5.829%, 10/25/45	561,909	542,442
FRB Ser. 05-AR17, Class A1B2, (CME Term SOFR 1 Month + 0.93%), 5.789%, 12/25/45	439,506	398,034

		10,676,270

Total mortgage-backed securities (cost $28,921,597)		$27,337,849

ASSET-BACKED SECURITIES (5.9%)(a)
	Principal amount	Value
BA Credit Card Trust Ser. 24-A1, Class A, 4.93%, 5/15/29	$687,000	$703,526
CarMax Auto Owner Trust Ser. 24-3, Class A3, 4.89%, 7/16/29	680,000	691,172
Chase Auto Owner Trust 144A Ser. 24-3A, Class A3, 5.22%, 7/25/29	689,000	704,842
Discover Card Execution Note Trust Ser. 22-A4, Class A, 5.03%, 10/15/27	695,000	699,972
Ford Credit Auto Owner Trust Ser. 24-B, Class A3, 5.10%, 4/15/29	688,000	703,365
GM Financial Consumer Automobile Receivables Trust Ser. 23-1, Class A3, 4.66%, 2/16/28	697,000	699,330
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	483,000	482,348
Harley-Davidson Motorcycle Trust Ser. 24-B, Class A3, 4.31%, 7/16/29	702,000	701,934
Hyundai Auto Receivables Trust
Ser. 23-B, Class A3, 5.48%, 4/17/28	680,000	690,592
Ser. 23-A, Class A3, 4.58%, 4/15/27	697,000	697,893
Lendbuzz Securitization Trust 144A Ser. 24-3A, Class A2, 4.97%, 10/15/29	288,000	288,535
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.178%, 6/22/25	320,000	320,159
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.865%, 10/27/25	325,000	326,953
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.757%, 8/4/25	325,000	325,162
Toyota Auto Receivables Owner Trust Ser. 22-C, Class A3, 3.76%, 4/15/27	605,487	602,415

Total asset-backed securities (cost $8,541,322)		$8,638,198

COLLATERALIZED LOAN OBLIGATIONS (5.3%)(a)
	Principal amount	Value
AGL Core CLO 31, Ltd. 144A FRB Ser. 24-31A, Class A, (CME Term SOFR 3 Month + 1.40%), 6.60%, 7/20/37 (Cayman Islands)	$250,000	$251,022
AIMCO CLO 17, Ltd. 144A FRB Ser. 24-17A, Class AIR, (CME Term SOFR 3 Month + 1.35%), 6.654%, 7/20/37 (Jersey)	250,000	250,543
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.696%, 10/25/32 (Cayman Islands)	150,000	150,176
Apex Credit CLO II, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.689%, 7/25/37 (Cayman Islands)	250,000	250,933
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 6.546%, 10/19/37 (Cayman Islands)	175,000	175,425
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	150,000	151,006
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.737%, 7/17/34 (Cayman Islands)	175,000	175,119
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	250,000	250,413
CIFC Funding II, Ltd. 144A FRB Ser. 24-2RA, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.497%, 10/24/37 (Cayman Islands)	250,000	250,682
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.533%, 7/23/37 (Cayman Islands)	250,000	249,695
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.764%, 1/20/35 (Cayman Islands)	250,000	250,191
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/20/34 (Cayman Islands)	250,000	250,245
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	250,000	249,948
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.544%, 7/20/30	250,000	250,350
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.799%, 4/18/37	250,000	251,426
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 6.802%, 4/20/37 (Cayman Islands)	100,000	100,275
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 6.701%, 7/18/37 (Cayman Islands)	250,000	250,934
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 6.782%, 4/20/37	250,000	251,411
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.774%, 7/20/34 (Cayman Islands)	150,000	150,156
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.695%, 7/28/34	250,000	250,254
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	250,000	250,706
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.813%, 8/26/34 (Cayman Islands)	250,000	250,259
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 6.733%, 7/22/38 (Cayman Islands)	250,000	250,878
Neuberger Berman Loan Advisers CLO, Ltd. 144A FRB Ser. 24-25A, Class AR2, (CME Term SOFR 3 Month + 1.40%), 6.723%, 7/18/38 (Cayman Islands)	250,000	250,589
Oaktree CLO, Ltd. 144A FRB Ser. 24-4A, Class ARR, (CME Term SOFR 3 Month + 1.51%), 6.792%, 7/20/37 (Cayman Islands)	250,000	251,180
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.213%, 1/15/35 (Cayman Islands)	250,000	250,217
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.38%, 5/15/32 (Cayman Islands)	250,000	250,625
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 4/20/34 (Cayman Islands)	250,000	250,290
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 6.691%, 7/15/39 (Cayman Islands)	250,000	251,033
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/20/34 (Cayman Islands)	250,000	250,313
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.696%, 10/25/34 (Cayman Islands)	250,000	250,196
Venture 44 CLO ,Ltd. 144A FRB Ser. 21-44A, Class A1N, (CME Term SOFR 3 Month + 1.46%), 6.744%, 10/20/34 (Cayman Islands)	100,000	100,092
Voya CLO, Ltd. 144A FRB Ser. 24-4A, Class A1, (CME Term SOFR 3 Month + 1.35%), 6.534%, 7/20/37 (Cayman Islands)	250,000	249,781
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.76%, 7/15/37 (Cayman Islands)	250,000	250,433

Total collateralized loan obligations (cost $7,732,791)		$7,766,796

SHORT-TERM INVESTMENTS (11.3%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.04%(AFF)	Shares	14,752,689	$14,752,689
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%(P)	Shares	394,000	394,000
U.S. Treasury Bills 5.314%, 10/24/24(SEG)		$1,300,000	1,296,082

Total short-term investments (cost $16,442,395)			$16,442,771
TOTAL INVESTMENTS

Total investments (cost $169,876,470)			$167,867,772

FUTURES CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	37	$4,594,938	$4,594,938	Dec-24	$(20,518)
U.S. Treasury Bond Ultra 30 yr (Long)	82	10,913,688	10,913,687	Dec-24	(96,711)
U.S. Treasury Note 2 yr (Long)	1	208,242	208,242	Dec-24	452
U.S. Treasury Note 2 yr (Short)	101	21,032,461	21,032,461	Dec-24	(48,286)
U.S. Treasury Note 5 yr (Long)	123	13,515,586	13,515,586	Dec-24	10,712
U.S. Treasury Note 5 yr (Short)	18	1,977,891	1,977,891	Dec-24	(1,746)
U.S. Treasury Note 10 yr (Long)	86	9,828,188	9,828,188	Dec-24	7,122
U.S. Treasury Note 10 yr (Short)	29	3,314,156	3,314,156	Dec-24	(2,111)
U.S. Treasury Note Ultra 10 yr (Long)	22	2,602,531	2,602,531	Dec-24	760

Unrealized appreciation					19,046

Unrealized (depreciation)					(169,372)

Total					$(150,326)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.925)/US SOFR/Apr-37 (Written)	Apr-27/3.925	$1,425,900	$80,563	$(30,404)
3.925/US SOFR/Apr-37 (Written)	Apr-27/3.925	1,425,900	80,563	31,353
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	1,285,800	(122,107)	(34,989)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	1,285,800	(116,622)	20,538
3.685/US SOFR/May-59 (Purchased)	May-29/3.685	1,020,300	(136,822)	48,800
(3.685)/US SOFR/May-59 (Purchased)	May-29/3.685	1,020,300	(136,822)	(29,091)
(3.428)/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	384,300	(22,116)	(2,021)
3.428/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	384,300	(22,116)	(946)
Barclays Bank PLC
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,717,000	(96,858)	(22,647)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,717,000	(380,964)	47,662
Deutsche Bank AG
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98	2,808,650	629,643	40,473
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98	2,808,650	629,643	(7,361)
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35	2,928,000	(337,685)	5,265
JPMorgan Chase Bank N.A.
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475	1,157,700	77,682	4,057
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475	1,157,700	77,682	4,317
Mizuho Capital Markets LLC
(3.05)/US SOFR/Dec-29 (Purchased)	Dec-24/3.05	1,553,900	(18,647)	1,827
3.55/US SOFR/Dec-29 (Written)	Dec-24/3.55	1,553,900	5,128	(555)
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475	357,500	(35,616)	1,561
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475	357,500	(37,003)	(9,827)

Unrealized appreciation				205,853

Unrealized (depreciation)				(137,841)

Total				$68,012

TBA SALE COMMITMENTS OUTSTANDING at 9/30/24 (proceeds receivable $15,489,609) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 10/1/54	$1,000,000	10/15/24	$1,022,185
Uniform Mortgage-Backed Securities, 5.50%, 10/1/54	4,000,000	10/15/24	4,046,942
Uniform Mortgage-Backed Securities, 5.00%, 10/1/54	3,000,000	10/15/24	2,998,477
Uniform Mortgage-Backed Securities, 4.50%, 10/1/54	3,000,000	10/15/24	2,949,550
Uniform Mortgage-Backed Securities, 4.00%, 10/1/54	1,000,000	10/15/24	960,440
Uniform Mortgage-Backed Securities, 3.50%, 10/1/54	1,000,000	10/15/24	931,324
Uniform Mortgage-Backed Securities, 2.50%, 10/1/54	1,000,000	10/15/24	863,321
Uniform Mortgage-Backed Securities, 2.00%, 10/1/54	2,000,000	10/15/24	1,653,748

Total			$15,425,987

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$461,200	$16,988	(E)	$(7)	3/18/36	3.757% — Annually	US SOFR — Annually	$(16,995)
		490,100	21,252	(E)	(17)	2/20/59	3.485% — Annually	US SOFR — Annually	(21,269)
		7,245,500	80,592		(27)	3/18/26	US SOFR — Annually	4.413% — Annually	45,608
		278,000	15,186	(E)	(4)	4/17/35	3.919% — Annually	US SOFR — Annually	(15,190)
		775,000	44,213	(E)	(11)	4/17/35	3.948% — Annually	US SOFR — Annually	(44,224)
		87,900	3,329	(E)	(1)	3/31/38	US SOFR — Annually	3.93% — Annually	3,327
		418,300	23,990	(E)	(14)	3/14/59	US SOFR — Annually	3.57% — Annually	23,976
		109,000	4,223	(E)	(4)	3/14/59	US SOFR — Annually	3.456% — Annually	4,219
		26,599,000	550,785		206,690	9/18/26	4.55% — Annually	US SOFR — Annually	(348,313)
		17,365,000	870,994		(334,275)	9/18/29	US SOFR — Annually	4.35% — Annually	541,594
		1,951,100	138,034		53,777	9/18/34	4.15% — Annually	US SOFR — Annually	(84,285)
		1,956,000	237,619		119,862	9/18/54	3.95% — Annually	US SOFR — Annually	(117,643)
		9,569,000	99,623	(E)	(122,305)	12/18/26	US SOFR — Annually	3.80% — Annually	(22,682)
		16,128,000	309,238	(E)	421,711	12/18/29	3.60% — Annually	US SOFR — Annually	112,473
		7,336,000	71,739	(E)	(164,960)	12/18/34	US SOFR — Annually	3.40% — Annually	(93,221)
		1,353,000	21,396	(E)	(20,593)	12/18/54	US SOFR — Annually	3.20% — Annually	(41,989)
		4,299,000	48,862	(E)	54,854	12/18/26	3.85% — Annually	US SOFR — Annually	5,991
		4,522,000	97,024	(E)	(102,097)	12/18/29	US SOFR — Annually	3.65% — Annually	(5,073)
		93,000	1,302	(E)	(1,474)	12/18/34	US SOFR — Annually	3.45% — Annually	(172)

	Total				$111,105				$(73,868)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	CCC/P	$3,281	$21,325	$2,932	5/11/63	300 bp — Monthly	$359
	CMBX NA BBB-.6 Index	CCC/P	6,388	47,092	6,475	5/11/63	300 bp — Monthly	(64)
	CMBX NA BBB-.6 Index	CCC/P	7,467	58,199	8,002	5/11/63	300 bp — Monthly	(506)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	B-/P	319	1,905	332	1/17/47	200 bp — Monthly	(13)
	CMBX NA BB.13 Index	B+/P	51,734	121,000	41,031	12/16/72	500 bp — Monthly	10,804
	CMBX NA BB.6 Index	CCC-/P	24,342	72,050	18,891	5/11/63	500 bp — Monthly	5,511
	CMBX NA BBB-.11 Index	BB+/P	16,380	78,000	9,586	11/18/54	300 bp — Monthly	6,833
	Goldman Sachs International
	CMBX NA BBB-.11 Index	BB+/P	186	1,000	123	11/18/54	300 bp — Monthly	64
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	5,777	72,000	28,958	5/11/63	500 bp — Monthly	(23,121)
	CMBX NA BBB-.8 Index	B/P	9,044	52,578	6,425	10/17/57	300 bp — Monthly	2,646
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	6,123	46,000	3,754	12/16/72	200 bp — Monthly	2,385
	CMBX NA A.13 Index	A-/P	5,996	46,000	3,754	12/16/72	200 bp — Monthly	2,257
	CMBX NA BB.6 Index	CCC-/P	5,518	13,895	3,643	5/11/63	500 bp — Monthly	1,886
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	2,902	23,000	1,877	12/16/72	200 bp — Monthly	1,033
	CMBX NA A.7 Index	B-/P	749	3,538	617	1/17/47	200 bp — Monthly	134
	CMBX NA BB.13 Index	B+/P	56,828	126,000	42,727	12/16/72	500 bp — Monthly	14,206
	CMBX NA BBB-.13 Index	BB+/P	28,310	89,000	20,167	12/16/72	300 bp — Monthly	8,187

Upfront premium received			231,344		Unrealized appreciation			56,305

Upfront premium (paid)			—		Unrealized (depreciation)			(23,704)

	Total		$231,344				Total	$32,601
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(148)	$5,442	$949	1/17/47	(200 bp) — Monthly	$799
	CMBX NA BB.10 Index	(175,417)	378,000	152,032	11/17/59	(500 bp) — Monthly	(23,700)
	CMBX NA BB.10 Index	(63,272)	157,000	63,145	11/17/59	(500 bp) — Monthly	(257)
	CMBX NA BB.10 Index	(63,272)	157,000	63,145	11/17/59	(500 bp) — Monthly	(257)
	CMBX NA BB.10 Index	(33,449)	83,000	33,383	11/17/59	(500 bp) — Monthly	(136)
	CMBX NA BB.8 Index	(3,897)	8,458	3,153	10/17/57	(500 bp) — Monthly	(751)
	CMBX NA BBB-.12 Index	(23,271)	82,000	15,974	8/17/61	(300 bp) — Monthly	(7,338)
	CMBX NA BBB-.13 Index	(25,482)	89,000	20,167	12/16/72	(300 bp) — Monthly	(5,359)
	CMBX NA BBB-.6 Index	(53,386)	126,615	17,410	5/11/63	(300 bp) — Monthly	(36,040)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(85,972)	85,945	22,535	5/11/63	(500 bp) — Monthly	(63,791)
	CMBX NA BBB-.11 Index	(4,846)	44,000	5,408	11/18/54	(300 bp) — Monthly	539
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,592)	151,000	60,732	11/17/59	(500 bp) — Monthly	52,015
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(9,017)	19,000	7,642	11/17/59	(500 bp) — Monthly	(1,391)
	CMBX NA BBB-.10 Index	(6,467)	20,000	3,462	11/17/59	(300 bp) — Monthly	(3,015)
	CMBX NA BBB-.11 Index	(8,537)	35,000	4,302	11/18/54	(300 bp) — Monthly	(4,253)
	CMBX NA BBB-.8 Index	(11,939)	52,578	6,425	10/17/57	(300 bp) — Monthly	(5,541)

Upfront premium received		—			Unrealized appreciation		53,353

Upfront premium (paid)		(576,964)			Unrealized (depreciation)		(151,829)

	Total	$(576,964)				Total	$(98,476)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $145,679,083.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$22,700,905	$36,433,051	$44,381,267	$957,418	$14,752,689

	Total Short-term investments	$22,700,905	$36,433,051	$44,381,267	$957,418	$14,752,689
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,146,320.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $180,414 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $72,300 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$8,638,198	$—
Collateralized loan obligations	—	7,766,796	—
Corporate bonds and notes	—	61,174,008	—
Mortgage-backed securities	—	27,337,849	—
U.S. government and agency mortgage obligations	—	46,397,543	—
U.S. treasury obligations	—	110,607	—
Short-term investments	394,000	16,048,771	—

Totals by level	$394,000	$167,473,772	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(150,326)	$—	$—
Forward premium swap option contracts	—	68,012	—
TBA sale commitments	—	(15,425,987)	—
Interest rate swap contracts	—	(184,973)	—
Credit default contracts	—	279,745	—

Totals by level	$(150,326)	$(15,263,203)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$24,100,000
Written swap option contracts (contract amount)	$17,000,000
Futures contracts (number of contracts)	500
Centrally cleared interest rate swap contracts (notional)	$91,900,000
OTC credit default contracts (notional)	$4,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com